Goodwill (Details)	6 Months Ended
Jun. 30, 2022
Subscription, Licensing and Smart Music Learning Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections pre-tax discount rate	19.70%
Cash flows beyond period	5 years
Growth rate percentage	3.00%
Music Events and Performances Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections pre-tax discount rate	21.70%
Cash flows beyond period	5 years
Growth rate percentage	3.00%